Business Combinations (Tables)	12 Months Ended
Mar. 31, 2024
Business combinations [Abstract]
Schedule of Business Combinations

Provisional Allocation at Acquisition
Cash paid	8,249
Common shares issued	36,482
Total purchase price for remaining 90.43% interest	44,731
Fair value of existing ownership	4,734
Total fair value of consideration	49,465

Preliminary fair value of net identifiable assets
Cash	5,710
Accounts receivable	4,785
Inventory	10,464
Prepaid expenses and other current assets	80
Property, plant and equipment	1,795
Intangible assets:
Licenses	5,500
Brand	7,500
35,834

Accounts payable and accrued liabilities	10,206
Income taxes payable	317
Lease liability	311
10,834

Provisional purchase price allocation
Net identifiable assets acquired	25,000
Goodwill	24,465
49,465

Net cash outflows
Cash consideration paid	(8,249)
Cash acquired	5,710
(2,539)

	Provisional allocation at acquisition	Adjustments	Final
Cash paid	38,844	—	38,844
Performance holdback	2,153	—	2,153
Indemnity holdback	3,000	—	3,000
Contingent consideration	749	—	749
	44,746	—	44,746

Preliminary fair value of net identifiable assets
Cash	54	—	54
Accounts receivable	3,317	—	3,317
Biological assets	4,873	(403)	4,470
Inventory	4,366	—	4,366
Prepaid expenses and other current assets	749	—	749
Property, plant and equipment	92,887	—	92,887
Intangible assets			—
Customer relationships	5,600	—	5,600
Software	247	—	247
	112,093	(403)	111,690

Accounts payable and accrued liabilities	3,699	—	3,699
Income taxes payable	1,660	(1,744)	(84)
Deferred revenue	151	—	151
Loans and borrowings	39,934	(237)	39,697
Deferred tax liability	14,762	1,509	16,271
	60,206	(472)	59,734

Provisional purchase price allocation
Net identifiable assets acquired	51,887	69	51,956
Non-controlling interest	(25,891)	(34)	(25,925)
Goodwill	18,750	(35)	18,715
	44,746	—	44,746

Net cash outflows
Cash consideration paid	(38,844)	—	(38,844)
Cash acquired	54	—	54
	(38,790)	—	(38,790)